RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 249,235	$ 277,786
Kai Huang [Member]
Related Party Transaction [Line Items]
Total	68,500
Ning Ding [Member]
Related Party Transaction [Line Items]
Total		202,055
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	1,097	19,711
Ning Ding 1 [Member]
Related Party Transaction [Line Items]
Total		34,214
Ning Ding 2 [Member]
Related Party Transaction [Line Items]
Total	179,246
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total	$ 392	$ 21,806